Commitments	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments
Commitments

Office Leases

The Company has a three-year lease for corporate office space. The lease commenced on September 1, 2016 with monthly payments of $7,715 in year one, $7,972 in year two and $8,229 in year three. The lease is being accounted for on a straight-line basis over its term.

On January 18, 2018, the RMHC entered into a 12-month office use agreement for office space in Denver, Colorado. Monthly payments are $91.

Other Leases

The Company rents storage space from various third parties on a month-to-month basis.

Office Leases

The Company has a three-year lease for corporate office space. The lease commenced on September 1, 2016 with monthly payments of $7,715 in year one, $7,972 in year two, and $8,229 in year three. The lease is being accounted for on a straight-line basis over its term. The related straight-line rent liability is included in Accounts Payable and Accrued Liabilities.

On January 18, 2018, the RMHC entered into a 12-month office use agreement for office space in Denver, Colorado. Monthly payments are $91.

Other Leases

The Company rents storage space from various third parties on a month-to-month basis.

Employee Agreements

The Company has entered into employment agreements with the following Board members and officers:

In 2014, the Company entered into a five-year employment agreement with David M. Seeberger, Vice President and General Counsel. Under the agreement, we agreed to compensate Mr. Seeberger at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. We also agreed to grant Mr. Seeberger an option to purchase 2,000,000 shares of common stock for par value at any time after January 1, 2015. On February 1, 2018, the Company entered into a new three-year employment agreement with Mr. Seeberger. The new agreement includes base compensation of $120,000 per year and discretionary bonuses as approved by the Board of Directors.

In January 2016, the Company entered into a five-year employment agreement with Michael Welch, Chief Financial Officer. Under the agreement, we agreed to compensate Mr. Welch at a rate of $120,000 per year and to pay a bonus based on the profitability of the Company. Mr. Welch also became Chief Executive Officer on March 1, 2016. His salary was increased to $150,000 per year. In addition, Mr. Welch received 10,000,000 warrants for common stock at a price of $.001 on January 4, 2016 that were exercisable on July 25, 2016. On February 1, 2018, the Company entered into a new three-year employment agreement with Mr. Welch. The new agreement includes base compensation of $150,000 per year and discretionary bonuses as approved by the Board of Directors.

On December 18, 2017, the Company entered into a five-year employment agreement with John Blackington, Chief Commercialization Officer. The agreement includes base compensation of $140,000 per year, 7,000,000 common stock options, an annual bonus of up to 30%, and discretionary bonuses as approved by the Board of Directors.

On February 1, 2018, the Company entered into a three-year employment agreement with Jens Mielke, Chief Financial Officer. The agreement includes base compensation of $140,000 per year and discretionary bonuses as approved by the Board of Directors.

On February 1, 2018, the Company entered into a three-year employment agreement with Charles Smith, Chief Operating Officer. The agreement includes base compensation of $120,000 per year and discretionary bonuses as approved by the Board of Directors.